Retirement benefit plan, Actuarial Assumptions and Sensitivity Analysis (Details) - Domestic Defined Benefit Plans [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial assumptions [Abstract]
Discount rate	0.70%	0.70%	1.25%
Rate of future increase in compensations	1.50%	1.50%	1.50%
Rate of future increase in current pensions	0.50%	0.50%	0.50%
Mortality and disability rates	BVG 2015G	BVG 2015G	BVG 2010G
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%
Discount Rate [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	SFr 12,707
Impact on the net defined benefit obligation	1,571
Discount Rate [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	15,849
Impact on the net defined benefit obligation	(1,571)
Future Salary Increase [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	14,449
Impact on the net defined benefit obligation	(171)
Future Salary Increase [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	14,121
Impact on the net defined benefit obligation	157
Future Pension Cost [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	14,989
Impact on the net defined benefit obligation	(711)
Future Pension Cost [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Defined benefit obligation	13,564
Impact on the net defined benefit obligation	SFr 714